Income (expense) from investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other gain (loss) from investments
Dividend income	€ 230	€ 150	€ 247
Nigeria LNG Ltd
Other gain (loss) from investments
Dividend income	144	113	186
Saudi European Petrochemical Co
Other gain (loss) from investments
Dividend income	€ 54	€ 28	€ 46